Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Summary of Inventories
	December 31,
	2019	2018
Raw materials	$5,689	$4,835
Work in progress	8,565	3,930
Finished goods	13,592	16,326
Total inventories	$27,846	$25,091